Leases	12 Months Ended
Dec. 31, 2014
Leases
14.	Leases

In December 2014, the Company entered into a lease agreement, effective February 2015, to lease office space under a non-cancellable operating lease agreement that expires in January 31, 2026. For the period from April 1, 2014 through December 31, 2014, the Company made no payments pursuant to this operating lease.

The minimum aggregate rental commitments as of December 31, 2014 were as follows:

(in thousands)
2015	$97
2016	194
2017	207
2018	212
2019	217
All future years	1,712

Aggregate total	$2,639

The Company did not have any lease obligations at December 31, 2013.